Transaction with Related Parties (Details) - USD ($)	3 Months Ended		6 Months Ended			10 Months Ended	11 Months Ended	24 Months Ended	48 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 18, 2015	Jun. 30, 2014	Nov. 08, 2011	Nov. 30, 2014	May. 31, 2016	May. 28, 2014	Dec. 31, 2014	Nov. 18, 2014
Related Party Transaction [Line Items]
Fixed dry dock expenses reimbursement agreement to the Manager			Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
Management fees	$ 24,293,000	$ 23,787,000	$ 48,335,000		$ 46,087,000
General and administrative expenses	3,903,000	3,726,000	7,068,000		7,312,000
Due from related parties	4,221,000		4,221,000							$ 1,361,000
Due to related parties total	303,000		303,000							28,144,000
Due to related parties, short term	303,000		303,000							18,489,000
Due to related parties, long term	0		0							9,625,000
Investment in affiliates	183,922,000		183,922,000							151,966,000
Gain on sale of vessels recognized at time of sale	5,771,000	(904,000)	5,771,000		(904,000)
Deferred gain on sale of vessels			8,972,000		0
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties	1,194,000		1,194,000							688,000
Investment in affiliates	5,145,000		$ 5,145,000							4,935,000
Navios Midstream
Related Party Transaction [Line Items]
Due from related parties										674,000
Backstop Agreement with Navios Midstream			On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment to charter-in the Shinyo Ocean and the Shinyo Kannika for a two-year period as of their scheduled redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Further, Navios Acquisition has provided a backstop commitment to charter-in the Nave Celeste for a two-year period as of its scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35,000 if the market charter rate is lower than the charter-out rate of $35,000. Navios Acquisition has also provided a backstop commitment to charter-in the option vessels, the Nave Galactic and the Nave Quasar for a four-year period as of their scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35,000 if the market charter rate is lower than the charter-out rate of $35,000. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit sharing.
Navios GP LLC general partner interest in Navios Midstream			2.00%				2.00%
Navios Acquisition interest in Navios Midstream			60.90%
Investment in affiliates				$ 27,665,000							$ 145,860,000
Unamortized difference of investment	20,275,000		$ 20,275,000	2,947,000						$ 17,754,000
Navios Midstream | Intangible Assets
Related Party Transaction [Line Items]
Unamortized difference of investment				$ (82,000)
Navios Midstream | Subordinated Series A Units
Related Party Transaction [Line Items]
Units exchanged				1,592,920
Share price				$ 17.02
Navios Midstream | General Partner Units
Related Party Transaction [Line Items]
Units exchanged				32,509			381,334
Proceeds from issuance of general partner units				$ 551,000
Share price											$ 15
LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Fixed dry dock expense payable to Navios Holdings									$ 300,000
Daily management fee to Navios Holdings								$ 7,000
MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Fixed dry dock expense payable to Navios Holdings									$ 300,000
Daily management fee to Navios Holdings								6,000
MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings								6,000
VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings								$ 9,500
Decrease in daily management fee									5.00%
Nave Celeste
Related Party Transaction [Line Items]
Charter hire daily rate			35,000
Market charter hire daily rate threshold			35,000
Nave Galactic
Related Party Transaction [Line Items]
Charter hire daily rate			35,000
Market charter hire daily rate threshold			35,000
Nave Quasar
Related Party Transaction [Line Items]
Charter hire daily rate			35,000
Market charter hire daily rate threshold			35,000
Tangible Assets | Navios Midstream
Related Party Transaction [Line Items]
Unamortized difference of investment				3,029,000
Navios Holdings Credit Facility
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity						$ 40,000,000
Interest rate description						LIBOR
Interest rate percentage						3.00%
Line of credit facility amendment date						Nov. 08, 2011
Line of credit facility maturity date						Dec. 31, 2014
Amount outstanding	0		0
Administrative services agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses	1,935,000	$ 1,803,000	3,861,000		$ 3,498,000
Nave Celeste and C. Dream
Related Party Transaction [Line Items]
Gain on sale of vessels, total				14,742,000
Gain on sale of vessels recognized at time of sale				5,771,000
Deferred gain on sale of vessels				8,971,000
Nave Celeste and C. Dream | Navios Midstream
Related Party Transaction [Line Items]
Sale price				100,000,000
Cash received				$ 73,000,000
Navios Holdings
Related Party Transaction [Line Items]
Due from related parties	$ 3,000,000		$ 3,000,000